Share-Based Compensation - Summary Of Assumptions Related To Grants (Details) - Stock appreciation rights - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Expected volatility	41.00%	41.00%	41.00%
Expected dividends	1.67%	1.58%	1.92%
Expected term (in years)	6 years 6 months	6 years 6 months	6 years 8 months 12 days
Risk-free rate	3.06%	2.72%	1.90%
Value of SARs granted (in dollars per share)	$ 14.82	$ 12.01	$ 8.29